Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

11. Property and equipment

Movements in property and equipment were as follows:

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2021	$112	$1,162	$38	$139	$1,451
Additions	20	679	—	65	764
Foreign currency translation adjustment	(9)	(117)	(2)	(12)	(140)
Balance at December 31, 2021	123	1,724	36	192	2,075
Additions	—	525	6	56	587
Foreign currency translation adjustment	(6)	(108)	(2)	(10)	(126)
Balance at December 31, 2022	$117	$2,141	$40	$238	$2,536
Accumulated depreciation
Balance at January 1, 2021	$8	$290	$11	$29	$338
Charge for the year	12	280	8	31	331
Foreign currency translation adjustment	(1)	(32)	(3)	(3)	(39)
Balance at December 31, 2021	19	538	16	57	630
Charge for the year	87	366	8	43	504
Foreign currency translation adjustment	(1)	(26)	—	(3)	(30)
Balance at December 31, 2022	$105	$878	$24	$97	$1,104
Carrying amounts
Property and equipment, net at December 31, 2021	$104	$1,186	$20	$135	$1,445
Property and equipment, net at December 31, 2022	$12	$1,263	$16	$141	$1,432